Investments in Associates and Joint Ventures - Summary of Investments in Associates and Joint Ventures (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investments in subsidiaries, joint ventures and associates [abstract]
Investments in associates	₩ 2,518,906	₩ 2,203,274
Investments in joint ventures	2,477,645	2,311,373
Investments in associates and joint ventures	₩ 4,996,551	₩ 4,514,647	₩ 3,876,249